Summary of Significant Accounting Policies - Estimates of Average Useful Lives and Residual Values of Property and Equipment (Detail)	12 Months Ended
Nov. 30, 2017
Ships
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	30 years
Residual value as a percentage of original cost	15.00%
Ship improvements
Property, Plant and Equipment [Line Items]
Residual value as a percentage of original cost	0.00%
Ship improvements | Minimum
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	3 years
Ship improvements | Maximum
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	30 years
Buildings and improvements
Property, Plant and Equipment [Line Items]
Residual value as a percentage of original cost, lower limit	0.00%
Residual value as a percentage of original cost, upper limit	10.00%
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	10 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	40 years
Computer hardware and software
Property, Plant and Equipment [Line Items]
Residual value as a percentage of original cost, lower limit	0.00%
Residual value as a percentage of original cost, upper limit	10.00%
Computer hardware and software | Minimum
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	3 years
Computer hardware and software | Maximum
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	12 years
Transportation equipment and other
Property, Plant and Equipment [Line Items]
Residual value as a percentage of original cost, lower limit	0.00%
Residual value as a percentage of original cost, upper limit	10.00%
Transportation equipment and other | Minimum
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	3 years
Transportation equipment and other | Maximum
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	20 years
Leasehold improvements, including port facilities
Property, Plant and Equipment [Line Items]
Residual value as a percentage of original cost	0.00%
Leasehold improvements, including port facilities | Minimum
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	3 years
Leasehold improvements, including port facilities | Maximum
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	30 years